ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Credit Loss [Abstract]
Allowance for (reversal of) expected credit losses	$ (221)	$ (1,716)	$ 55,341
Accounts receivable net collected percentage	99.00%	99.00%